Unaudited Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 4,953.2	$ 4,490.9	$ 4,535.2	$ 4,294.8	$ 4,652.5	$ 4,123.2	$ 4,270.9	$ 3,918.8	$ 18,274.1	$ 16,965.4	$ 16,889.6
Gross Profit	2,278.8	2,053.9	2,078.5	1,957.9	2,108.3	1,883.3	1,941.8	1,822.5
Income from continuing operations	632.7	473.5	516.8	402.3	606.3	477.3	511.6	385.1	2,025.3	1,980.3	1,895.5
Net Income	$ 629.5	$ 473.5	$ 516.6	$ 402.2	$ 602.6	$ 476.1	$ 511.6	$ 385.1	$ 2,021.8	$ 1,975.4	$ 1,894.4
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 1.60	$ 1.20	$ 1.31	$ 1.02	$ 1.52	$ 1.20	$ 1.28	$ 0.97	$ 5.13	$ 4.97	$ 4.76
Diluted (in dollars per share)	1.59	1.19	1.30	1.01	1.51	1.19	1.27	0.96	5.10	4.93	4.71
Earnings per Share
Basic (in dollars per share)	1.60	1.20	1.31	1.02	1.51	1.19	1.28	0.97	5.12	4.96	4.76
Diluted (in dollars per share)	1.59	1.19	1.30	1.01	1.50	1.18	1.27	0.96	5.09	4.92	4.71
Cash Dividends Declared per Common Share (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.6	$ 0.6	$ 0.6
Total Restructuring and Other Costs (Income), Net	$ 98.1	$ 149.8	$ 56.6	$ 90.1	$ 64.9	$ 40.9	$ 24.7	$ 40.2	$ 394.6	$ 170.7	$ (139.9)